UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place, 7th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2019–June 30, 2020

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

As of April 22, 2020, Western Asset Adjustable Rate Income Fund changed its name to Western Asset Ultra-Short Income Fund

As of September 27, 2019, Western Asset Mortgage Backed Securities Fund changed its name to Western Asset Mortgage Total Return Fund

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2019 - 06/30/2020
Legg Mason Partners Income Trust

================== Western Asset Ultra-Short Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset California Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Corporate Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Emerging Markets Debt Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Global High Yield Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== Western Asset Income Fund ===========================

BERRY CORPORATION (BRY)

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 05, 2020   Meeting Type: Annual
Record Date:  MAR 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-A.T. "Trem" Smith              For       For          Management
1..2  DIRECTOR-Cary Baetz                     For       For          Management
1..3  DIRECTOR-Brent Buckley                  For       For          Management
1..4  DIRECTOR-Anne Mariucci                  For       For          Management
1..5  DIRECTOR-Don Paul                       For       For          Management
1..6  DIRECTOR-Kent Potter                    For       For          Management
1..7  DIRECTOR-Gene Voiland                   For       For          Management
2.    Ratify the selection of KPMG LLP as     For       For          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2020.

--------------------------------------------------------------------------------

MONTAGE RESOURCES CORPORATION

Ticker:       MR             Security ID:  61179L100
Meeting Date: JUN 19, 2020   Meeting Type: Annual
Record Date:  APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Randall M. Albert              For       For          Management
1..2  DIRECTOR-Mark E. Burroughs, Jr.         For       For          Management
1..3  DIRECTOR-Don Dimitrievich               For       For          Management
1..4  DIRECTOR-Richard D. Paterson            For       For          Management
1..5  DIRECTOR-D. Martin Phillips             For       For          Management
1..6  DIRECTOR-John K. Reinhart               For       For          Management
1..7  DIRECTOR-Douglas E. Swanson, Jr.        For       For          Management
2.    Advisory approval of the Company's      For       For          Management
      2019 named executive officer
      compensation.
3.    Advisory approval of the frequency of   For       1 Year       Management
      future advisory votes on named
      executive officer compensation.
4.    To ratify the appointment of Grant      For       For          Management
      Thornton LLP as the independent
      registered public accounting firm of
      the Company for the fiscal year ending
      December 31, 2020.

========== Western Asset Intermediate Maturity California Municipals  ==========
==========                            Fund                            ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Intermediate Maturity New York Municipals Fund =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Intermediate-Term Municipals Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Managed Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Massachusetts Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Mortgage Total Return Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Municipal High Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset New Jersey Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset New York Municipals Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Oregon Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Pennsylvania Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Short Duration High Income Fund =================

BERRY CORPORATION (BRY)

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 05, 2020   Meeting Type: Annual
Record Date:  MAR 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-A.T. "Trem" Smith              For       For          Management
1..2  DIRECTOR-Cary Baetz                     For       For          Management
1..3  DIRECTOR-Brent Buckley                  For       For          Management
1..4  DIRECTOR-Anne Mariucci                  For       For          Management
1..5  DIRECTOR-Don Paul                       For       For          Management
1..6  DIRECTOR-Kent Potter                    For       For          Management
1..7  DIRECTOR-Gene Voiland                   For       For          Management
2.    Ratify the selection of KPMG LLP as     For       For          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2020.

--------------------------------------------------------------------------------

MONTAGE RESOURCES CORPORATION

Ticker:       MR             Security ID:  61179L100
Meeting Date: JUN 19, 2020   Meeting Type: Annual
Record Date:  APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Randall M. Albert              For       For          Management
1..2  DIRECTOR-Mark E. Burroughs, Jr.         For       For          Management
1..3  DIRECTOR-Don Dimitrievich               For       For          Management
1..4  DIRECTOR-Richard D. Paterson            For       For          Management
1..5  DIRECTOR-D. Martin Phillips             For       For          Management
1..6  DIRECTOR-John K. Reinhart               For       For          Management
1..7  DIRECTOR-Douglas E. Swanson, Jr.        For       For          Management
2.    Advisory approval of the Company's      For       For          Management
      2019 named executive officer
      compensation.
3.    Advisory approval of the frequency of   For       1 Year       Management
      future advisory votes on named
      executive officer compensation.
4.    To ratify the appointment of Grant      For       For          Management
      Thornton LLP as the independent
      registered public accounting firm of
      the Company for the fiscal year ending
      December 31, 2020.

============== Western Asset Short Duration Municipal Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Short-Term Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ Jane Trust

Jane Trust

President and Chief Executive Officer

Date: August 17, 2020